Financing instruments payable - Maturity (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	R$ 1,243,221	R$ 1,812,469
Time deposits	51,638,802	25,230,996
Balances on term deposits from customers	51,638,802	25,230,996
Deposits from banks	624,594	450,190
Financial Bills	14,193,253	9,019,789
Financial Liabilities At Amortized Cost, Structured Operations Certificates	20,104,840	18,015,165
Other financing instruments payables	678,775	302,900
Market funding operations	88,483,485	54,831,509
Not later than one month [member]
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	1,243,221	1,812,469
Time deposits	4,337,012	1,944,623
Deposits from banks	0	0
Financial Bills	385,960	30,954
Financial Liabilities At Amortized Cost, Structured Operations Certificates	69,880	23,345
Other financing instruments payables	0	1,119
Market funding operations	6,036,073	3,812,510
Later than one month and not later than two months [member]
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	0	0
Time deposits	6,202,542	2,823,731
Deposits from banks	0	0
Financial Bills	45,916	43,635
Financial Liabilities At Amortized Cost, Structured Operations Certificates	82,304	32,730
Other financing instruments payables	0	17,116
Market funding operations	6,330,762	2,917,212
Later than two months and not later than three months [member]
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	0	0
Time deposits	10,256,783	5,370,064
Deposits from banks	0	0
Financial Bills	108,266	94,499
Financial Liabilities At Amortized Cost, Structured Operations Certificates	90,546	1,756
Other financing instruments payables	0	0
Market funding operations	10,455,595	5,466,319
Later Than 90 Days And Not Later Than 180 Days [Member]
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	0	0
Time deposits	14,656,194	2,522,206
Deposits from banks	0	1,006
Financial Bills	432,934	680,490
Financial Liabilities At Amortized Cost, Structured Operations Certificates	536,373	69,879
Other financing instruments payables	4	46,688
Market funding operations	15,625,505	3,320,269
Later Than 180 Days And Not Later Than 360 Days [Member]
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	0	0
Time deposits	6,371,748	2,878,827
Deposits from banks	370,106	276,113
Financial Bills	3,779,877	2,103,902
Financial Liabilities At Amortized Cost, Structured Operations Certificates	881,785	712,046
Other financing instruments payables	573,886	235,513
Market funding operations	11,977,402	6,206,401
Later Than 360 Days [Member]
Subclassifications of assets, liabilities and equities [Line Items]
Balances on demand deposits from customers	0	0
Time deposits	9,814,523	9,691,545
Deposits from banks	254,488	173,071
Financial Bills	9,440,300	6,066,309
Financial Liabilities At Amortized Cost, Structured Operations Certificates	18,443,952	17,175,409
Other financing instruments payables	104,885	2,464
Market funding operations	R$ 38,058,148	R$ 33,108,798